OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Liabilities And Right Of Use Assets
Weighted average discount rate	4.75%	4.75%
Operating lease payments	$ 229,455	$ 153,560
Operating lease expense	$ 422,019	$ 206,806
Weighted average remaining term	31 months	41 months